Subsequent Events (Details) (USD $)	1 Months Ended	2 Months Ended	12 Months Ended		27 Months Ended						0 Months Ended			0 Months Ended	3 Months Ended			3 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended
	Feb. 28, 2013	Feb. 27, 2013	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2012	Mar. 04, 2013	Aug. 01, 2012	May 07, 2013 2013 Acquisitons [Member] property sqft	Dec. 31, 2012 Vacant [Member] Real Estate [Member] property	Dec. 31, 2011 Vacant [Member] Real Estate [Member] property	Jan. 29, 2013 Follow on Offering, Underwriter [Member] [Member]	Jan. 29, 2013 Follow on Offering, Public [Member] [Member]	Jan. 24, 2013 Follow on Offering, Public [Member] [Member]	Jan. 29, 2013 Follow on Offering [Member]	Mar. 31, 2013 Follow on Offering [Member]	Jan. 28, 2013 Follow on Offering [Member]	Jan. 24, 2013 Follow on Offering [Member]	Mar. 31, 2013 At the Market Offering [Member]	Apr. 30, 2013 At the Market Offering [Member]	May 03, 2013 Property Acquisition [Member] property	May 03, 2013 Property Acquisition [Member]	Dec. 31, 2012 Property Acquisition [Member]	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property	Dec. 31, 2011 Total Portfolio, As of Document End Date [Member] property
Subsequent Event [Line Items]
Real Estate Investment, Aggregate Purchase Price																							$ 1,798,436,000
Shares Issued (in shares)											270,000	1,800,000		2,070,000
Maximum Amount of Offering from Universal Shelf Registration Statement			500,000,000		500,000,000		500,000,000.0											60,000,000
Weighted Average Price per Share													13.47
Proceeds from issuances of common stock			1,658,776,000	122,993,000	0									26,500,000	0			800,000
Remaining Equity Offering, At the Market Offering																			51,100,000
Maximum Equity Offering, At the Market Offering [Line Items]		60,000,000
Common Stock, Par or Stated Value Per Share			$ 0.01	$ 0.01	$ 0.01												$ 0.01
Number of Real Estate Properties								721	1	2
Square feet of acquired property								16,955,023
Business Acquisition, Cost of Acquired Entity, Purchase Price								2,112,123,000
Number of Businesses Acquired			524																	68			653	129
Area of Real Estate Property, Acquisitions																					1,533,558	15,421,465
Real Estate Investment Property, at Cost, Acquisitions																					313,687,000
Proceeds from Sale of Available-for-sale Securities	44,200,000
Common Stock Shares Purchased by Affiliates						100,000
Common Stock, Shares, Issued			179,167,112	17,162,016	179,167,112											2,070,000		61,000	553,000
Common stock, $0.01 par value, 240,000,000 shares authorized, 179,167,112 and 17,162,016 issued and outstanding at December 31, 2012 and December 31, 2011, respectively			1,792,000	172,000	1,792,000														16.02
Cumulative Offering Proceeds, Net of Cumulative Offering Costs																			$ 8,900,000